UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-05407

                                                          Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — May 31, 2017 (Unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.26%

	Federal National Mortgage Association - 0.26%
$ 94,837	Series 2001-W4, Class AV1
	1.304%, 02/25/32 (a)	$93,451
118,066	Series 2002-W2, Class AV1
	1.284%, 06/25/32 (a)	114,257
764,435	Series 2002-T7, Class A1
	1.244%, 07/25/32 (a)	766,604

		974,312

	Total Asset-Backed Securities	974,312

	(Cost $977,388)

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.55%

	Federal Home Loan Mortgage Corporation REMIC - 4.06%
4,743	Series 1009, Class D
	1.589%, 10/15/20 (a)	4,752
12,751	Series 1066, Class P
	1.889%, 04/15/21 (a)	12,843
18,192	Series 1222, Class P
	1.930%, 03/15/22 (a) (b)	18,243
42,428	Series 1250, Class J
	7.000%, 05/15/22 (b)	45,113
18,297	Series 1448, Class F
	2.389%, 12/15/22 (a) (c)	18,617
334,415	Series 3777, Class DA
	3.500%, 10/15/24 (c)	340,157
1,803,546	Series 2977, Class M
	5.000%, 05/15/25 (b)	1,931,703
2,844,296	Series 3346, Class FT
	1.339%, 10/15/33 (a) (b)	2,849,734
327,169	Series 3033, Class CI
	5.500%, 01/15/35 (b)	330,465
1,981,391	Series 3208, Class FH
	1.389%, 08/15/36 (a)	1,990,582
175,168	Series 3231, Class FB
	1.339%, 10/15/36 (a)	175,533
110,237	Series 3314, Class FC
	1.389%, 12/15/36 (a)	110,629
1,070,511	Series 4248, Class QF
	1.489%, 06/15/39 (a)	1,075,952
960,834	Series 3545, Class FA
	1.839%, 06/15/39 (a)	970,618
2,273,116	Series 4316, Class FY
	1.389%, 11/15/39 (a) (c)	2,278,017
696,842	Series 3827, Class KF
	1.359%, 03/15/41 (a)	698,668
108,056	Series 3868, Class FA
	1.389%, 05/15/41 (a)	108,419
59,067	Series 4109, Class EC
	2.000%, 12/15/41 (c)	52,513
2,201,896	Series 4606, Class FL
	1.489%, 12/15/44 (a)	2,208,118

		15,220,676

	Federal National Mortgage Association REMIC - 12.11%
48,149	Series 1990-145, Class A
	1.625%, 12/25/20 (a)	48,252
133,620	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	142,038

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 122,927	Series 1992-137, Class F
	2.024%, 08/25/22 (a)	$124,255
151,596	Series 1993-27, Class F
	2.174%, 02/25/23 (a) (d)	153,543
84,505	Series 1998-21, Class F
	1.350%, 03/25/28 (a)	84,308
786,642	Series 2011-137, Class A
	4.000%, 06/25/29 (c)	800,748
207,081	Series 2000-16, Class ZG
	8.500%, 06/25/30 (c)	248,726
170,095	Series 2000-32, Class Z
	7.500%, 10/18/30	193,585
290,732	Series 2006-45, Class TF
	1.424%, 06/25/36 (a)	291,900
303,696	Series 2006-76, Class QF
	1.424%, 08/25/36 (a) (b)	304,907
360,686	Series 2006-79, Class PF
	1.424%, 08/25/36 (a) (b)	362,165
837,658	Series 2006-111, Class FA
	1.404%, 11/25/36 (a)	839,269
354,856	Series 2007-75, Class VF
	1.474%, 08/25/37 (a)	356,836
726,713	Series 2007-85, Class FC
	1.564%, 09/25/37 (a)	732,820
378,825	Series 2007-86, Class FC
	1.594%, 09/25/37 (a)	381,999
363,825	Series 2007-92, Class OF
	1.594%, 09/25/37 (a)	367,004
464,559	Series 2007-99, Class FD
	1.624%, 10/25/37 (a)	469,048
2,216,758	Series 2007-114, Class A7
	1.224%, 10/27/37 (a) (c)	2,191,094
69,145	Series 2009-84, Class WF
	2.124%, 10/25/39 (a)	70,207
2,116,303	Series 2014-19, Class FA
	1.424%, 11/25/39 (a) (c)	2,120,783
2,372,879	Series 2014-19, Class FJ
	1.424%, 11/25/39 (a) (c)	2,377,990
955,201	Series 2010-123, Class FL
	1.454%, 11/25/40 (a)	958,947
4,038,451	Series 2011-110, Class FE
	1.424%, 04/25/41 (a) (b)	4,049,995
490,669	Series 2011-63, Class FG
	1.474%, 07/25/41 (a)	493,054
914,369	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	940,821
3,457,866	Series 2015-30, Class AB
	3.000%, 05/25/45	3,552,537
7,278,842	Series 2016-62, Class FH
	1.424%, 09/25/46 (a)	7,297,630
7,912,872	Series 2016-83, Class FK
	1.524%, 11/25/46 (a)	7,902,317
4,951,743	Series 2017-39, Class FT
	1.424%, 05/25/47 (a)	4,943,207
2,544,162	Series 2008-22, Class FD
	1.864%, 04/25/48 (a)	2,583,595

		45,383,580

	Government National Mortgage Association - 2.60%
4,946,971	Series 2017-H09, Class FJ
	1.483%, 03/20/67 (a)	4,938,886

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2017 (Unaudited)

Par Value		Value

	Government National Mortgage Association - (continued)
$ 4,820,329	Series 2017-H07, Class FC
	1.503%, 03/20/67 (a)	$4,815,482

		9,754,368

	National Credit Union Administration - 0.78%
359,396	Series 2010-R2, Class 1A
	1.362%, 11/06/17 (a)	359,418
355,640	Series 2011-R1, Class 1A
	1.442%, 01/08/20 (a)	355,932
1,255,086	Series 2011-R2, Class 1A
	1.392%, 02/06/20 (a)	1,255,331
69,663	Series 2011-R4, Class 1A
	1.372%, 03/06/20 (a)	69,663
485,183	Series 2011-R3, Class 1A
	1.394%, 03/11/20 (a)	485,277
249,315	Series 2010-R1, Class 1A
	1.442%, 10/07/20 (a)	249,519
160,615	Series 2010-A1, Class A
	1.344%, 12/07/20 (a)	160,591

		2,935,731

	Total Collateralized Mortgage Obligations	73,294,355

	(Cost $73,177,583)

MORTGAGE-BACKED OBLIGATIONS - 17.53%

	Federal Home Loan Mortgage Corporation - 0.22%
7,505	2.998%, 11/01/18 (a)	7,505
156,518	6.879%, 11/01/19 (a)	161,589
17,335	2.417%, 11/01/22 (a)	17,492
61,400	2.550%, 11/01/22 (a)	61,958
15,348	3.601%, 10/01/24 (a)	15,910
17,200	3.084%, 10/01/25 (a)	17,356
389,553	3.509%, 08/01/28 (a)	406,133
30,429	2.288%, 07/01/29 (a)	31,111
107,039	3.017%, 05/01/31 (a)	111,552

		830,606

	Federal Home Loan Mortgage Corporation Gold - 5.99%
6,363	5.000%, 10/01/17	6,535
10,313	5.000%, 11/01/17	10,592
215,562	4.500%, 05/01/18	220,870
410,005	4.500%, 06/01/18	420,102
29,902	5.500%, 01/01/20	30,879
457,961	4.500%, 10/01/20	469,239
9,604	3.500%, 12/01/20	10,068
5,818,397	5.500%, 09/01/22	6,123,970
18,644	3.500%, 10/01/22	19,545
1,312	4.500%, 07/01/23	1,393
9,809,656	2.500%, 07/01/28	9,992,153
4,890,353	4.000%, 07/01/29	5,146,549

		22,451,895

	Federal National Mortgage Association - 10.60%
5,010	2.682%, 11/01/17 (a)	5,009
1,481	2.932%, 11/01/17 (a)	1,481
15,855	2.590%, 03/01/18 (a)	15,874
1,916,949	2.800%, 03/01/18	1,922,303
4,148,781	3.620%, 03/01/18	4,166,438
129	2.375%, 05/01/18 (a)	129
4,447	2.483%, 06/01/18 (a)	4,457

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 70,861	2.721%, 10/01/18 (a)	$70,955
4,364	2.402%, 05/01/19 (a)	4,377
51,710	6.864%, 12/01/19 (a)	52,190
18,067	2.311%, 01/01/20 (a)	18,106
1,971	5.000%, 01/01/20	2,022
25,680	6.437%, 05/01/20 (a)	26,446
75,469	3.500%, 09/01/20	79,021
6,587	3.500%, 10/01/20	6,897
20,584	3.500%, 03/01/21	21,553
66,829	6.654%, 02/01/22 (a)	69,994
9,990,060	2.731%, 08/01/22	10,285,026
2,203	3.181%, 01/01/23 (a)	2,207
3,322	2.565%, 03/01/24 (a)	3,324
17,496	5.925%, 10/01/25 (a)	18,602
37,598	3.528%, 02/01/27 (a)	37,920
310,492	5.000%, 03/01/27	330,967
43,711	2.154%, 07/01/27 (a)	44,007
4,915	2.342%, 07/01/27 (a)	5,054
9,899,638	3.000%, 10/01/28	10,224,166
77,137	4.665%, 01/01/29 (a)	82,254
21,942	4.673%, 02/01/29 (a)	23,398
170,642	2.355%, 08/01/29 (a)	172,041
4,892,334	4.000%, 03/01/31	5,180,068
76,221	2.755%, 07/01/32 (a)	80,250
52,453	3.130%, 07/01/32 (a)	55,228
9,777	6.000%, 08/01/32	11,064
211,204	3.315%, 09/01/32 (a)	224,557
155,421	2.688%, 01/01/33 (a)	160,896
45,735	3.086%, 06/01/33 (a)	48,512
654,312	4.613%, 08/01/33 (a)	697,720
2,984	6.000%, 11/01/33	3,406
483,447	2.829%, 04/01/34 (a)	509,923
457,805	1.833%, 07/01/34 (a)	462,073
463,972	1.833%, 08/01/34 (a)	468,315
64,043	6.000%, 09/01/34	72,825
3,691	6.000%, 10/01/34	4,203
9,269	6.000%, 07/01/36	10,643
478,536	3.324%, 07/01/37 (a)	507,090
103,876	6.500%, 11/01/37	112,559
41,465	6.000%, 06/01/38	47,531
76,015	6.000%, 09/01/38	87,163
16,113	6.000%, 11/01/38	18,479
5,256	6.000%, 10/01/39	6,042
2,764,592	2.439%, 05/01/42 (a)	2,867,890
386,831	1.833%, 08/01/44 (a)	390,490

		39,723,145

	Government National Mortgage Association - 0.72%
25,615	7.000%, 04/15/26	28,001
157,225	2.625%, 04/20/34 (a)	164,498
982,756	2.125%, 06/20/34 (a)	1,009,974
784,112	2.125%, 08/20/34 (a)	805,954
94,100	2.125%, 05/20/42 (a)	97,752
77,063	2.125%, 06/20/42 (a)	80,060
372,657	2.125%, 07/20/42 (a)	381,054
38,898	2.250%, 10/20/42 (a)	40,203

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2017 (Unaudited)

Par Value		Value

	Government National Mortgage Association - (continued)
$ 85,099	2.250%, 12/20/42 (a)	$86,947

		2,694,443

	Total Mortgage-Backed Obligations	65,700,089

	(Cost $65,441,465)

AGENCY DEBENTURES - 5.88%

	Federal Home Loan Bank - 4.88%
15,000,000	1.035%, 09/01/17 (a)	15,009,180
3,310,000	0.875%, 08/05/19	3,271,872

		18,281,052

	Other Agency Debentures - 1.00%
3,750,000	Sri Lanka Government Aid Bond 1.502%,
	11/01/24 (a) (e)	3,750,000

		3,750,000

	Total Agency Debentures	22,031,052

	(Cost $22,055,370)

U.S. TREASURY OBLIGATIONS - 7.49%

	United States Treasury Notes & Bonds - 7.49%
7,800,000	0.618%, 06/01/17 (f)	7,800,000
5,000,000	0.875%, 10/15/17	4,995,900
1,000,000	0.750%, 10/31/17	998,594
6,000,000	1.875%, 10/31/17	6,019,200
8,300,000	1.056%, 11/24/17 (f)	8,257,255

	Total U.S. Treasury Obligations	28,070,949

	(Cost $28,083,611)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 19.33%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
9,884,149	Series K031, Class A1
	2.778%, 09/25/22	10,123,823
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,665,587	Series K703, Class A2
	2.699%, 05/25/18 (c)	1,681,871
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
4,942,980	Series K706, Class A2
	2.323%, 10/25/18	4,994,083
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,000,000	Series K707, Class A2
	2.220%, 12/25/18	5,047,052
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
2,063,000	Series K712, Class A2
	1.869%, 11/25/19	2,072,124
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,500,000	Series K713, Class A2
	2.313%, 03/25/20	1,521,697
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
951,035	Series KF02, Class A1
	1.363%, 07/25/20 (a) (c)	950,887

Par Value		Value

	U.S. Government-Backed Obligations - (continued)
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
$ 1,303,252	Series KF03, Class A
	1.496%, 01/25/21 (a) (c)	$1,303,251
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
4,999,465	Series KF29, Class A
	1.343%, 02/25/24 (a)	4,999,464
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,000,000	Series KF30, Class A
	1.365%, 03/25/27 (a)	4,999,999
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
3,500,000	Series KL1P, Class A1P
	2.544%, 10/25/25 (e)	3,534,693
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
7,028,191	Series KLH3, Class A
	1.695%, 11/25/22 (a)	7,052,419
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
7,800,000	Series KP02, Class A2
	2.355%, 04/25/21 (a)	7,905,249
	Federated National Mortgage Association
2,500,000	Series 2014-M10, Class ASQ2
	2.171%, 09/25/19 (a)	2,526,364
	Federated National Mortgage Association
8,987,294	Series 2014-M5, Class ASQ2
	2.034%, 03/25/19	9,038,687
	Federated National Mortgage Association
4,700,000	Series 2017-M5, Class FA
	1.484%, 04/25/24 (a)	4,692,476

	Total U.S. Government-Backed Obligations	72,444,139

	(Cost $72,424,514)

REPURCHASE AGREEMENTS - 30.15%
53,000,000	Amherst Pierpont Securities, 1.00%, Dated 05/31/17, matures 06/01/2017, repurchase price $53,001,472 (collateralized by $53,894,129 par amount of a United States Treasury Notes & Bonds, Government National Mortgage Association, Federal National Mortgage Association, and a Federal National Mortgage Backed Security with interest rates of 0.625% to 5.500% due 11/30/17 to 05/15/47, total market value $53,896,014)	53,000,000
35,000,000	Amherst Pierpont Securities, 0.95%, Dated 05/22/17, matures 06/12/2017, repurchase price $35,019,396 (collateralized by $36,409,996 par amount of a Federal National Mortgage Association, Federal Farm Credit Bank and a Federal National Mortgage Backed Security with interest rates of 2.255% to 3.500% due 03/20/24 to 06/01/47, total market value $35,784,254)	35,000,000

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2017 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENTS – (CONTINUED)
$ 25,000,000	Amherst Pierpont Securities, 1.43%, Dated 05/24/17, matures 06/23/2017, repurchase price $25,029,833 (collateralized by $31,202,627 par amount of a Government National Mortgage Association, Federal National Mortgage Association, Federal National Mortgage Backed Security, and a RFCSP Strip Principal with interest rates of 0.000% to 4.000% due 06/01/28 to 09/16/58, total market value $26,381,143)	$25,000,000

	Total Repurchase Agreements	113,000,000

	(Cost $113,000,000)

	Total Investments - 100.19%	375,514,896

	(Cost $375,159,931 (g))

	Net Other Assets and Liabilities - (0.19)%	(704,161)

	Net Assets - 100.00%	$374,810,735

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2017. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	The security has Support collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2017, these securities amounted to $7,284,693 or 1.94% of net assets.
(f)	Discount Note. Rate shown is yield at time of purchase.
(g)	Cost for U.S. federal income tax purposes is $371,159,931. As of May 31, 2017, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $688,631 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $333,666. The net unrealized appreciation was $354,965.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — May 31, 2017 (Unaudited)

Par Value		Value

CORPORATE BONDS - 11.85%

	Financials - 11.85%
$ 5,000,000	Capital One Bank USA NA,
	2.150%, 11/21/18	$5,012,595
4,000,000	Capital One NA
	2.950%, 07/23/21	4,039,396
	Citibank NA,
6,250,000	1.410%, 11/09/18 (a)	6,253,463
10,000,000	2.000%, 03/20/19	10,039,870
1,000,000	Citizens Bank NA
	2.200%, 05/26/20	1,000,340
7,000,000	Fifth Third Bank
	2.875%, 10/01/21	7,153,699
5,000,000	Manufacturers & Traders Trust Co.,
	1.791%, 05/18/22 (a)	5,000,250
	PNC Bank NA,
1,000,000	1.539%, 05/19/20 (a)	1,000,623
3,000,000	2.550%, 12/09/21	3,030,636
5,592,000	2.150%, 04/29/21	5,576,398
1,175,000	Wells Fargo Bank NA,
	1.750%, 05/24/19	1,173,635

	Total Corporate Bonds	49,280,905

	(Cost $49,231,496)

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.70%

	Federal Home Loan Mortgage Corporation REMIC - 5.10%
42,693	Series 1448, Class F
	2.389%, 12/15/22 (a) (b)	43,440
402,965	Series 2868, Class AV
	5.000%, 08/15/24 (b)	431,680
276,146	Series 3777, Class DA
	3.500%, 10/15/24 (b)	280,887
196,199	Series 1980, Class Z
	7.000%, 07/15/27 (b)	222,976
2,359,736	Series 3346, Class FT
	1.339%, 10/15/33 (a) (c)	2,364,248
2,033,532	Series 3471, Class FB
	1.989%, 08/15/35 (a)	2,074,000
2,984,022	Series 3208, Class FA
	1.389%, 08/15/36 (a)	2,997,864
1,002,631	Series 3208, Class FH
	1.389%, 08/15/36 (a)	1,007,282
640,038	Series 3367, Class YF
	1.539%, 09/15/37 (a)	643,576
2,327,478	Series 3371, Class FA
	1.589%, 09/15/37 (a)	2,349,109
999,628	Series 4248, Class QF
	1.489%, 06/15/39 (a)	1,004,709
2,256,402	Series 4316, Class FY
	1.389%, 11/15/39 (a) (b)	2,261,267
437,234	Series 3827, Class KF
	1.359%, 03/15/41 (a)	438,380
47,065	Series 4109, Class EC
	2.000%, 12/15/41 (b)	41,843
1,947,684	Series 4272, Class FD
	1.339%, 11/15/43 (a)	1,950,677

Par Value		Value

	Federal Home Loan Mortgage Corporation REMIC - (continued)
$ 3,082,655	Series 4606, Class FL
	1.489%, 12/15/44 (a)	$3,091,365

		21,203,303

	Federal National Mortgage Association REMIC - 8.97%
530	Series 1988-12, Class A
	4.648%, 02/25/18 (a)	533
189,835	Series 2009-70, Class TM
	4.000%, 08/25/19	191,831
190,342	Series 2009-70, Class TN
	4.000%, 08/25/19	192,344
3,601	Series G92-44, Class Z
	8.000%, 07/25/22	3,985
420,796	Series 2006-45, Class TF
	1.424%, 06/25/36 (a)	422,487
441,267	Series 2006-76, Class QF
	1.424%, 08/25/36 (a) (c)	443,028
266,142	Series 2007-75, Class VF
	1.474%, 08/25/37 (a)	267,627
2,473,435	Series 2007-114, Class A7
	1.224%, 10/27/37 (a) (b)	2,444,800
2,085,853	Series 2014-19, Class FA
	1.424%, 11/25/39 (a) (b)	2,090,268
2,357,164	Series 2014-19, Class FJ
	1.424%, 11/25/39 (a) (b)	2,362,241
377,485	Series 2010-123, Class FL
	1.454%, 11/25/40 (a)	378,965
1,322,165	Series 2011-110, Class FE
	1.424%, 04/25/41 (a) (c)	1,325,945
637,894	Series 2015-92, Class PA
	2.500%, 12/25/41	638,955
733,410	Series 2012-38, Class JE
	3.250%, 04/25/42 (c)	754,627
2,310,165	Series 2012-71, Class FL
	1.524%, 07/25/42 (a)	2,326,098
8,125,219	Series 2016-62, Class FH
	1.424%, 09/25/46 (a)	8,146,192
8,394,759	Series 2016-83, Class FK
	1.524%, 11/25/46 (a)	8,383,561
4,951,743	Series 2017-39, Class FT
	1.424%, 05/25/47 (a)	4,943,207
1,975,058	Series 2008-22, Class FD
	1.864%, 04/25/48 (a)	2,005,670

		37,322,364

	Government National Mortgage Association - 2.34%
4,946,971	Series 2017-H09, Class FJ
	1.483%, 03/20/67 (a)	4,938,886
4,820,329	Series 2017-H07, Class FC
	1.503%, 03/20/67 (a)	4,815,482

		9,754,368

	National Credit Union Administration - 0.29%
608,527	Series 2011-R2, Class 1A
	1.392%, 02/06/20 (a)	608,646
69,663	Series 2011-R4, Class 1A
	1.372%, 03/06/20 (a)	69,663

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2017 (Unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$ 542,264	Series 2011-R3, Class 1A
	1.394%, 03/11/20 (a)	$542,370

		1,220,679

	Total Collateralized Mortgage Obligations	69,500,714

	(Cost $69,385,447)

MORTGAGE-BACKED OBLIGATIONS - 32.72%

	Federal Home Loan Mortgage Corporation - 0.61%
142,647	3.360%, 01/01/34 (a)	147,714
115,374	3.192%, 11/01/34 (a)	121,935
539,088	2.929%, 08/01/35 (a)	573,848
528,099	3.494%, 05/01/36 (a)	554,771
1,087,407	2.587%, 03/01/42 (a)	1,131,151

		2,529,419

	Federal Home Loan Mortgage Corporation Gold - 15.38%
6,716	5.000%, 10/01/17	6,898
10,886	5.000%, 11/01/17	11,180
2,354	8.000%, 11/01/17	2,361
14,718	5.500%, 03/01/18	14,894
4,119	5.500%, 04/01/18	4,164
177,139	4.500%, 05/01/18	181,501
8,311	6.500%, 05/01/18	8,365
340,005	4.500%, 06/01/18	348,378
1,276	6.000%, 10/01/18	1,445
415	6.000%, 11/01/18	470
137,569	5.500%, 02/01/19	141,251
31,661	5.500%, 01/01/20	32,695
546,139	5.000%, 04/01/20	561,533
379,279	4.500%, 10/01/20	388,619
7,949	3.500%, 12/01/20	8,333
15,432	3.500%, 10/01/22	16,178
4,100,167	3.500%, 05/01/30	4,323,821
9,917,671	2.000%, 12/01/31	9,783,876
4,952,467	2.500%, 01/01/32	5,010,756
15,000,000	3.000%, 07/01/32 TBA (d)	15,462,305
161,484	5.000%, 08/01/35	177,535
19,440	5.000%, 12/01/35	21,310
4,968,662	3.000%, 01/01/37	5,077,729
4,977,219	3.000%, 02/01/37	5,086,563
7,769,582	3.500%, 02/01/37	8,118,807
7,161,116	3.500%, 03/01/37	7,482,999
205,598	5.000%, 03/01/37	226,479
399,873	5.000%, 05/01/37	440,468
291,878	5.000%, 02/01/38	320,063
89,149	5.000%, 03/01/38	97,621
88,569	5.000%, 09/01/38	97,023
304,268	5.000%, 12/01/38	334,061
196,282	5.000%, 01/01/39	215,156

		64,004,837

	Federal National Mortgage Association - 16.55%
1,132,743	2.800%, 03/01/18	1,135,906
91,685	5.500%, 05/01/18	93,092
15,784	5.500%, 06/01/18	16,025
19,935	5.500%, 10/01/18	20,392
55,181	5.500%, 11/01/18	56,314
2,623	5.500%, 12/01/18	2,688
62,292	3.500%, 09/01/20	65,224

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 5,437	3.500%, 10/01/20	$5,693
16,990	3.500%, 03/01/21	17,790
9,990,060	2.731%, 08/01/22	10,285,025
248,393	5.000%, 03/01/27	264,774
106,038	7.000%, 08/01/28	121,703
253,346	7.000%, 11/01/28	292,519
9,942,174	2.000%, 02/01/32	9,790,693
9,895,055	2.500%, 02/01/32	10,003,728
20,399	7.000%, 02/01/32	23,036
34,867	3.004%, 05/01/32 (a)	36,545
96,773	7.000%, 05/01/32	113,269
15,000,000	3.500%, 07/01/32 TBA (d)	15,682,617
216,894	3.315%, 09/01/32 (a)	230,607
9,956	7.000%, 09/01/32	10,721
465,833	2.746%, 07/01/33 (a)	490,387
256,814	3.063%, 11/01/33 (a)	268,803
385,446	2.822%, 12/01/33 (a)	405,292
167,952	3.084%, 03/01/34 (a)	173,989
386,678	3.305%, 04/01/34 (a)	405,213
170,308	2.717%, 08/01/34 (a)	179,248
1,233	6.000%, 09/01/34	1,403
214,964	3.155%, 10/01/34 (a)	222,650
174,862	3.278%, 03/01/35 (a)	180,964
327,154	3.470%, 04/01/35 (a)	345,435
446,224	3.067%, 05/01/35 (a)	473,531
188,877	3.116%, 05/01/35 (a)	197,975
424,831	3.153%, 05/01/35 (a)	443,957
333,821	2.760%, 06/01/35 (a)	343,743
2,785,206	4.000%, 06/01/35	2,970,676
237,607	2.783%, 08/01/35 (a)	245,641
723,572	3.000%, 08/01/35 (a)	769,290
537,312	3.683%, 09/01/35 (a)	575,188
264,608	2.656%, 10/01/35 (a)	277,705
985,283	2.947%, 11/01/35 (a)	1,035,229
515,395	3.487%, 03/01/36 (a)	542,542
473,178	3.124%, 04/01/36 (a)	497,902
94,628	5.000%, 10/01/39	105,096
3,554,475	2.439%, 05/01/42 (a)	3,687,287
1,367,851	2.747%, 06/01/42 (a)	1,420,105
1,902,304	2.268%, 10/01/42 (a)	1,959,532
2,296,722	2.638%, 12/01/44 (a)	2,369,512

		68,856,656

	Government National Mortgage Association - 0.18%
103,629	2.125%, 05/20/42 (a)	107,651
87,692	2.125%, 06/20/42 (a)	91,103
412,728	2.125%, 07/20/42 (a)	422,027
44,264	2.250%, 10/20/42 (a)	45,748
95,196	2.250%, 12/20/42 (a)	97,263

		763,792

	Total Mortgage-Backed Obligations	136,154,704

	(Cost $135,253,334)

U.S. TREASURY OBLIGATIONS - 12.41%

	United States Treasury Notes & Bonds - 12.41%
6,810,000	1.000%, 03/15/18	6,799,090
8,950,000	1.250%, 11/15/18	8,952,094
9,500,000	1.250%, 12/31/18	9,501,482
21,730,000	1.250%, 01/31/19	21,727,458

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2017 (Unaudited)

Par Value		Value

	United States Treasury Notes & Bonds - (continued)
$ 4,700,000	0.875%, 06/15/19	$4,660,896

	Total U.S. Treasury Obligations	51,641,020

	(Cost $51,771,097)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 13.72%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
13,000,000	Series K064, Class A1
	2.891%, 10/25/26 (a) (b)	13,358,856
1,469,636	Series K703, Class A2
	2.699%, 05/25/18 (b)	1,484,004
1,281,163	Series KF03, Class A
	1.496%, 01/25/21 (a) (b)	1,281,162
1,250,000	Series KF27, Class A
	1.403%, 12/25/26 (a) (b)	1,251,171
4,999,465	Series KF29, Class A
	1.343%, 02/25/24 (a) (b)	4,999,464
10,000,000	Series KF30, Class A
	1.365%, 03/25/27 (a) (b)	9,999,998
3,500,000	Series KL1P, Class A1P
	2.544%, 10/25/25 (b) (e)	3,534,693
7,028,191	Series KLH3, Class A
	1.695%, 11/25/22 (a) (b)	7,052,419
8,600,000	Series KP02, Class A2
	2.355%, 04/25/21 (a) (b)	8,716,043
	Federal National Mortgage Association
3,033,212	Series 2014-M5, Class ASQ2
	2.034%, 03/25/19	3,050,557
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,366,679

	Total U.S. Government-Backed Obligations	57,095,046

	(Cost $56,891,476)

REPURCHASE AGREEMENTS - 20.43%
20,000,000	Amherst Pierpont Securities, 0.95%, Dated 05/22/17, matures 06/12/2017, repurchase price $20,011,083 (collateralized by $23,727,749 par amount of a Government National Mortgage Association, Federal National Mortgage Association, and a United States Treasury Note, with interest rates of 1.375% to 9.250% due 11/15/19 to 05/01/47, total market value $20,349,380)	20,000,000
15,000,000	Amherst Pierpont Securities, 1.03%, Dated 04/26/17, matures 06/19/2017, repurchase price $15,023,175 (collateralized by $16,156,115 par amount of a Federal National Mortgage Backed Security and a Federal National Mortgage Association, with interest rates of 3.000% to 4.000% due 08/01/31 to 09/01/44, total market value $15,262,903)	15,000,000

Par Value		Value

Repurchase Agreements - (continued)
$ 15,000,000	Amherst Pierpont Securities, 1.41%, Dated 05/12/17, matures 06/19/2017, repurchase price $15,022,325 (collateralized by $15,645,359 par amount of a Government National Mortgage Association and a United States Treasury Note, with interest rates of 1.500% to 3.000% due 08/15/26 to 03/20/47, total market value $15,326,920)	$15,000,000
35,000,000	KGS-Alpha , 1.00%, Dated 05/31/17, matures 06/01/2017, repurchase price $35,000,972 (collateralized by $44,018,823 par amount of Small Business Administration, Government National Mortgage Association, and a Federal National Mortgage Backed Security , with interest rates of 0.000% to 6.000% due 09/01/18 to 04/20/66, total market value $ 35,779,838)	35,000,000

	Total Repurchase Agreements	85,000,000

	(Cost $85,000,000)

	Total Investments - 107.83%	448,672,389

	(Cost $447,532,850 (f))

	Net Other Assets and Liabilities - (7.83)%	(32,564,928)

	Net Assets - 100.00%	$416,107,461

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2017. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has Sequential collateral.
(c)	The security has PAC (Planned Amortization Class) collateral.
(d)	Represents or includes a TBA (To Be Announced) transaction.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2017, this security amounted to $3,534,693 or 0.85% of net assets.
(f)	Cost for U.S. federal income tax purposes is $447,532,850. As of May 31, 2017, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $1,418,907 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $279,368. The net unrealized depreciation was $1,139,539.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2017 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) invests in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 2	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the current quarter. For the nine months ended May 31, 2017, there were no transfers in or out of Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2017 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2017 is as follows:

	Ultra-Short Duration Government Portfolio

	Total Market Value at 5/31/2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Asset-Backed Securities	$974,312	$—	$974,312	$—
Collateralized Mortgage Obligations	73,294,355	—	73,294,355	—
Mortgage-Backed Obligations	65,700,089	—	65,700,089	—
Agency Debentures	22,031,052	—	18,281,052	3,750,000
U.S. Treasury Obligations	28,070,949	—	28,070,949	—
U.S. Government-Backed Obligations	72,444,139	—	68,909,446	3,534,693
Repurchase Agreement	113,000,000	—	113,000,000	—

	$375,514,896	$—	$368,230,203	$7,284,693

	Short Duration Portfolio

	Total Market Value at 5/31/2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Corporate Bonds	$49,280,905	$—	$49,280,905	$—
Collateralized Mortgage Obligations	69,500,714	—	69,500,714	—
Mortgage-Backed Obligations	136,154,704	—	136,154,704	—
U.S. Treasury Obligations	51,641,020	—	51,641,020	—
U.S. Government-Backed Obligations	57,095,046	—	53,560,353	3,534,693
Repurchase Agreements	85,000,000	—	85,000,000	—

	$448,672,389	$—	$445,137,696	$3,534,693

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2017:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Fair Value, as of August 31, 2016
	$4,250,000	$—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Gross purchases	3,534,937	3,534,937
Gross sales	(500,000)	—
Total net realized gains (losses)	—	—
Total change in unrealized appreciation (depreciation)	(244)	(244)

Fair Value, as of May 31, 2017	$7,284,693	$3,534,693

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2017 (Unaudited)

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2017, the Short Duration Portfolio held TBA securities totaling $31,144,922.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	July 27, 2017

*	Print the name and title of each signing officer under his or her signature.